1
The Gabelli ABC Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 50 .9%
Aerospace and Defense — 0 .3%
5,865 The Boeing Co. † ....................................... $ 1,167,311
Automotive — 0 .2%
3,000 Axalta Coating Systems Ltd. † ................... 83,100
17,000 Iveco Group NV ........................................ 376,090
12,500 LKQ Corp. ................................................ 367,125
25,000 Pinewood Technologies Group plc † ........... 68,993
895,308
Broadcasting — 0 .7%
9,000 Cogeco Inc. .............................................. 448,544
2,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 156,160
170,000 Sinclair Inc. .............................................. 2,199,800
2,804,504
Building and Construction — 16 .0%
1,000 Johnson Controls International plc ............ 130,950
800,000 Lennar Corp. , Cl. B ................................... 67,296,000
10,000 Tri Pointe Homes Inc. † ............................. 467,300
67,894,250
Business Services — 0 .7%
79,200 Dawson Geophysical Co. † ........................ 274,032
13,700 McGrath RentCorp ................................... 1,510,836
80,000 SEMrush Holdings Inc. , Cl. A † .................. 955,200
11,500 TIC Solutions Inc. † ................................... 75,670
15,000 Yext Inc. † ................................................. 57,600
2,873,338
Cable and Satellite — 0 .2%
1,000 Charter Communications Inc. , Cl. A † ......... 215,880
3,000 IHS Holding Ltd. † ..................................... 24,690
55,000 Liberty Latin America Ltd. , Cl. A † .............. 475,200
2,081 Liberty Latin America Ltd. , Cl. C † .............. 18,355
734,125
Computer Software and Services — 0 .7%
4,000 CSG Systems International Inc. ................. 319,760
1,000 Datagroup SE ........................................... 85,533
14,000 Digi International Inc. † ............................. 674,800
8,500 Gen Digital Inc. ......................................... 160,055
30,000 Onestream Inc. † ....................................... 720,000
6,000 Playtech plc ............................................. 26,525
700 PSI Software SE † ..................................... 35,762
3,000 Rocket Internet SE † .................................. 88,076
1,200 Rockwell Automation Inc. ......................... 430,656
60,000 Stratasys Ltd. † ......................................... 468,600
3,009,767
Consumer Products — 1 .4%
800 American Woodmark Corp. † ..................... 31,864
10,000 Bang & Olufsen A/S † ................................ 13,410
7,600 Capri Holdings Ltd. † ................................. 133,912
Shares
Market
Value
34,000 Energizer Holdings Inc. ............................. $ 558,280
35,000 Nilfisk Holding A/S † ................................. 749,242
110,000 Sealed Air Corp. ....................................... 4,625,500
6,112,208
Consumer Services — 0.0%
700 UniFirst Corp. ........................................... 176,113
Consumer Staples — 0.0%
5,300 Olaplex Holdings Inc. † .............................. 10,759
Diversified Industrial — 2 .8%
2,400 Bel Fuse Inc. , Cl. A ................................... 432,480
30,000 Chart Industries Inc. † ............................... 6,202,500
300 Genco Shipping & Trading Ltd. ................. 6,765
65,000 Great Lakes Dredge & Dock Corp. † ........... 1,105,000
100 Herc Holdings Inc. .................................... 9,955
70,000 Myers Industries Inc. ................................ 1,482,600
2,000 Norfolk Southern Corp. ............................. 574,000
20,000 Qube Holdings Ltd. ................................... 67,063
3,500 Target Hospitality Corp. † .......................... 32,480
800 Teck Resources Ltd. , Cl. B ........................ 41,400
3,000 Textron Inc. .............................................. 262,680
12,500 Valmet Oyj ............................................... 352,101
45,000 Velan Inc. ................................................. 512,724
22,000 Wartsila OYJ Abp ..................................... 806,344
11,888,092
Electronics — 0 .6%
23,000 Rogers Corp. † .......................................... 2,468,590
300 Thermon Group Holdings Inc. † ................. 15,120
12,400 Yamada Holdings Co. Ltd. ......................... 40,949
2,524,659
Energy and Utilities — 6 .4%
48,300 Alerion Cleanpower SpA ........................... 1,138,882
16,000 Alvopetro Energy Ltd. ............................... 109,611
24,200 APA Corp. ................................................ 1,027,048
7 California Resources Corp. ....................... 485
8,000 DMC Global Inc. † ..................................... 41,680
20,000 Endesa SA ................................................ 834,061
46,000 Energy Transfer LP ................................... 887,800
2,000 Essential Utilities Inc. ............................... 80,540
200,000 Gulf Coast Ultra Deep Royalty Trust † ......... 6,996
47,500 National Fuel Gas Co. ................................ 4,463,100
2,500 Northwestern Energy Group Inc. ............... 164,850
26,000 ONEOK Inc. .............................................. 2,350,140
5,000 Santos Ltd. .............................................. 27,460
45,000 Severn Trent plc ....................................... 1,840,466
29,000 SLB Ltd. ................................................... 1,490,310
26,700 Southwest Gas Holdings Inc. .................... 2,320,230
5,405 Sunococorp LLC ...................................... 333,218
32,000 The AES Corp. .......................................... 450,880
110,000 TXNM Energy Inc. .................................... 6,430,600
48,500 UGI Corp. ................................................. 1,766,370

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
80,000 Venture Global Inc. , Cl. A .......................... $ 1,260,800
5,626 Western Midstream Partners LP ............... 231,623
27,257,150
Entertainment — 3 .3%
34,500 Atlanta Braves Holdings Inc. , Cl. A † .......... 1,626,675
25,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 1,067,500
2,000 Electronic Arts Inc. ................................... 407,740
6,000 Endeavor Group Holdings Inc. , Cl. A † ........ 165,000
130,000 Fox Corp. , Cl. B ........................................ 6,903,000
1,000 Grindr Inc. † .............................................. 12,090
170,000 IMAX China Holding Inc. † ......................... 168,023
85 Liberty Live Holdings Inc. , Cl. A † .............. 7,789
6,500 Madison Square Garden Sports Corp. † ..... 2,089,100
56,000 Manchester United plc , Cl. A † ................... 941,920
20,000 Warner Bros Discovery Inc. † .................... 549,200
13,938,037
Environmental Services — 0.0%
500 Gentherm Inc. † ........................................ 13,890
Equipment and Supplies — 0.0%
485 HNI Corp. ................................................. 16,194
Financial Services — 2 .6%
15,000 Air Lease Corp. ......................................... 974,100
2,500 Allfunds Group plc .................................... 24,634
500 Brighthouse Financial Inc. † ....................... 29,940
1,000 Brookfield Asset Management Ltd. , Cl. A ... 44,450
5,700 Brookfield Corp. ....................................... 230,679
39,000 Cantaloupe Inc. † ...................................... 421,590
8,000 Clearwater Analytics Holdings Inc. , Cl. A † . 189,200
211 CNFinance Holdings Ltd. , ADR † ................ 825
500 Core Scientific Inc. † ................................. 7,480
500 Diamond Hill Investment Group Inc. .......... 86,050
3,950 DigitalBridge Group Inc. ........................... 60,909
23,200 Equitable Holdings Inc. ............................. 860,952
2,319 First Bank ................................................. 37,104
29,000 First Horizon Corp. ................................... 660,040
24,750 Huntington Bancshares Inc. ...................... 387,337
30,000 International Money Express Inc. † ............ 474,000
25,000 Janus Henderson Group plc ...................... 1,284,250
42,000 KKR & Co. Inc. ......................................... 3,885,000
800 Mastercard Inc. , Cl. A ............................... 399,728
10,000 Schroders plc ........................................... 76,041
6,700 SouthState Bank Corp. .............................. 619,884
4,970 Towne Bank ............................................. 167,340
12,000 Valley National Bancorp ............................ 147,360
11,068,893
Food and Beverage — 1 .3%
100 Amcor plc ................................................ 3,975
10,000 JDE Peet's NV .......................................... 368,023
Shares
Market
Value
9,000 Nathan's Famous Inc. ............................... $ 906,570
12,000 Olam Group Ltd. ....................................... 8,120
2,000 Pernod Ricard SA ..................................... 148,457
17,000 Remy Cointreau SA .................................. 722,707
450,000 SunOpta Inc. † .......................................... 2,916,000
2,400 The J.M. Smucker Co. .............................. 231,456
5,305,308
Health Care — 3 .7%
30,000 Amicus Therapeutics Inc. † ........................ 433,800
77,300 Apellis Pharmaceuticals Inc. † ................... 3,109,779
6,500 Arcellx Inc. † ............................................. 746,330
5,000 Atrium Therapeutics Inc. † ......................... 66,850
2,360 BioCryst Pharmaceuticals Inc. † ................. 22,467
8,500 Biohaven Ltd. † ......................................... 71,910
400 Bio-Rad Laboratories Inc. , Cl. A † .............. 111,500
8,500 Bioventus Inc. , Cl. A † ............................... 77,605
36,000 Cross Country Healthcare Inc. † ................. 338,400
15,000 Day One Biopharmaceuticals Inc. † ............ 321,600
1,000 FONAR Corp. † .......................................... 18,560
6,500 Globus Medical Inc. , Cl. A † ....................... 560,040
19,000 Hologic Inc. † ............................................ 1,436,210
500 ICU Medical Inc. † ..................................... 64,575
27,000 Idorsia Ltd. † ............................................ 117,171
300 Illumina Inc. † ........................................... 36,978
3,000 Kenvue Inc. .............................................. 51,720
20,000 LENSAR Inc. † .......................................... 119,200
4,500 Masimo Corp. † ........................................ 800,415
433,000 Myrexis Inc. † ........................................... 260
1,000 Penumbra Inc. † ........................................ 328,370
105,000 Perrigo Co. plc ......................................... 1,127,700
11,082 QIAGEN NV .............................................. 443,723
11,700 QuidelOrtho Corp. † ................................... 192,231
10,000 Select Medical Holdings Corp. .................. 162,900
46,000 STAAR Surgical Co. † ................................ 860,200
17,500 Surgery Partners Inc. † ............................. 208,600
40,000 Terns Pharmaceuticals Inc. † ..................... 2,108,800
3,600 TherapeuticsMD Inc. † .............................. 7,272
135,000 Viatris Inc. ............................................... 1,823,850
15,769,016
Hotels and Gaming — 0 .6%
38,000 Entain plc ................................................. 282,165
23,000 Golden Entertainment Inc. ........................ 613,870
113,267 Playa Hotels & Resorts NV † ...................... 1,529,105
2,425,140
Machinery — 1 .1%
32,000 Astec Industries Inc. ................................. 1,722,880
25,000 CFT SpA † (a) ............................................. 132,923
245,000 CNH Industrial NV .................................... 2,695,000
490 Terex Corp. .............................................. 28,959
4,579,762

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining — 3 .6%
200,000 Ampco-Pittsburgh Corp. † ......................... $ 1,344,000
400 DPM Metals Inc. ....................................... 14,084
4,500 Endeavour Mining plc ............................... 269,819
32,000 Freeport-McMoRan Inc. ............................ 1,880,960
4,257 Kinross Gold Corp. ................................... 130,149
29,000 Newmont Corp. ........................................ 3,139,250
7,500 Orogen Royalties Inc. † ............................. 19,678
83,000 Pan American Silver Corp. ........................ 4,534,290
3,800 Royal Gold Inc. ......................................... 967,062
870 Triple Flag Precious Metals Corp. .............. 30,207
10,000 Vulcan Materials Co. ................................. 2,723,000
15,052,499
Paper and Forest Products — 0.0%
1,200 International Paper Co. ............................. 42,840
Publishing — 0 .2%
52,299 Lee Enterprises Inc. † ................................ 450,294
60,000 The E.W. Scripps Co. , Cl. A † ..................... 223,200
673,494
Real Estate — 1 .0%
500 American Tower Corp. , REIT ..................... 86,290
4,000 Healthcare Realty Trust Inc. , REIT ............. 67,960
115,000 Kennedy-Wilson Holdings Inc. .................. 1,244,300
23,593 Millrose Properties Inc. , REIT ................... 660,604
8,000 Peakstone Realty Trust , REIT .................... 167,120
386,500 Primary Health Properties plc , REIT .......... 464,763
93,000 Two Harbors Investment Corp. , REIT ........ 1,062,060
20,000 Veris Residential Inc. , REIT ....................... 377,400
4,130,497
Retail — 0 .5%
24,000 Albertsons Companies Inc. , Cl. A .............. 408,960
35,000 Bapcor Ltd. .............................................. 14,489
24,000 European Wax Center Inc. , Cl. A † .............. 138,720
14,000 Macy's Inc. .............................................. 253,260
35,000 Mister Car Wash Inc. † .............................. 243,950
28,000 Skechers USA Inc. , Cl. A † (a) ..................... 455,280
365,000 Sportsman's Warehouse Holdings Inc. † .... 514,650
101,770 The Bon-Ton Stores Inc. † (a) ..................... 0
2,029,309
Semiconductors — 0.0%
500 Silicon Laboratories Inc. † ......................... 104,075
800 SkyWater Technology Inc. † ....................... 21,928
126,003
Specialty Chemicals — 0 .2%
1,200 Linde plc .................................................. 594,912
27,000 Mativ Holdings Inc. .................................. 234,900
18,000 SGL Carbon SE † ....................................... 67,929
897,741
Shares
Market
Value
Telecommunications — 2 .1%
120,000 Koninklijke KPN NV .................................. $ 666,186
160,000 Liberty Global Ltd. , Cl. A † ......................... 1,934,400
30,000 Liberty Global Ltd. , Cl. C † ......................... 351,900
91,000 Orange Belgium SA † ................................ 2,124,683
61,000 Parrot SA † ............................................... 682,506
100,000 Pharol SGPS SA † ..................................... 8,576
4,986 QUALCOMM Inc. ...................................... 642,097
25,000 Sunrise Communications AG , Cl. A ........... 1,479,490
245,000 Telefonica Deutschland Holding AG † ......... 600,349
6,000 Telephone and Data Systems Inc. .............. 252,600
8,742,787
Transportation — 0.0%
500 ZIM Integrated Shipping Services Ltd. ....... 13,175
Wireless Communications — 0 .7%
32,000 Array Digital Infrastructure Inc. ................. 1,476,480
22,000 Millicom International Cellular SA ............. 1,648,680
3,125,160
TOTAL COMMON STOCKS ........................ 215,297,329
CLOSED-END FUNDS — 0 .1%
235,000 Altaba Inc., Escrow † ................................. 317,250
RIGHTS — 0 .5%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc. , CVR † ................ 100
20,000 Gen Digital Inc. , CVR † .............................. 9,654
9,754
Food and Beverage — 0.0%
20,000 TreeHouse Foods Inc. , CVR † ..................... 35,000
Health Care — 0 .2%
30,000 89bio Inc. , CVR † ...................................... 9,000
60,000 ABIOMED Inc. , CVR † ................................ 96,000
120,000 Akero Therapeutics Inc. , CVR † .................. 60,000
50,000 Akouos Inc. , CVR † ................................... 25,000
10,000 Albireo Pharma Inc. , CVR † ....................... 22,500
411,000 Alimera Sciences Inc. , CVR † ..................... 4,110
187,969 Ambit Biosciences Corp. , CVR † (a) ............ 0
5,000 Avadel Pharmaceuticals plc , CVR † ............ 2,750
106,000 Blueprint Medicines Corp. , CVR † .............. 42,400
167,895 Checkpoint Therapeutics Inc. , CVR † .......... 16,790
195,960 Chinook Therapeutics Inc. , CVR † .............. 39,192
28,000 Epizyme Inc. , CVR † .................................. 560
18,000 Fusion Pharmaceuticals Inc. , CVR † ........... 9,000
500,000 Gracell Biotechnologies Inc. , CVR † ........... 20,000
30,000 Icosavax Inc. , CVR † ................................. 9,000
3,000 Landos Biopharma Inc. , CVR † (a) .............. 7,530
10,000 Mersana Therapeutics Inc. , CVR † ............. 27,500
5,000 Metsera Inc. , CVR † ................................... 22,500
35,000 Mirati Therapeutics Inc. , CVR † .................. 17,500

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care (Continued)
2,000 Monogram Technologies Inc. , CVR † ......... $ 1,400
3,000 Opiant Pharmaceuticals Inc. , CVR † ........... 1,500
24,000 Paragon 28 Inc. , CVR † ............................. 1,200
140,000 Paratek Pharmaceuticals Inc. , CVR † .......... 2,800
8,000 Poseida Therapeutics Inc. , CVR † .............. 4,000
11,000 Prevail Therapeutics Inc. , CVR † ................ 2,200
60,000 Regulus Therapeutics Inc , CVR † ............... 60,000
250,000 Sage Therapeutics Inc. , CVR † ................... 87,500
22,000 scPharmaceuticals Inc. , CVR † .................. 6,600
800 Sigilon Therapeutics Inc. , CVR † (a) ............ 6,040
120,000 Verve Therapeutics Inc. , CVR † .................. 60,000
210,000 Vigil Neuroscience Inc. , CVR † ................... 10,500
675,072
Metals and Mining — 0 .3%
10,000 Kinross Gold Corp. , CVR † (a) .................... 0
2,200,000 Pan American Silver Corp. , CVR † .............. 1,320,000
1,320,000
Paper and Forest Products — 0.0%
75,000 Resolute Forest Products Inc. , CVR † ......... 112,500
TOTAL RIGHTS ......................................... 2,152,326
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 48 .5%
$ 206,718,000 U.S. Treasury Bills,
3.546 % to 3.786% †† ,
04/02/26 to 10/01/26 (b) ........................ 205,445,567
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 358,907,280 ) ............................. $ 423,212,472
Shares
Market
Value
SECURITIES SOLD SHORT — ( 12 .6 ) %
Building and Construction — ( 12 .5 ) %
609,000 Lennar Corp. , Cl. A ......................... $ 52,885,560
Diversified Industrial — ( 0 .1 ) %
2,400 Bel Fuse Inc. , Cl. B ......................... 475,152
Metals and Mining — (0.0) %
2,400 Anglo American plc , ADR .................. 51,888
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 32,219,980 ) (c) .... $ 53,412,600
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2026, $33,600,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2026, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust